Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity	These commitments, that are noncancellable and expire within one to four years after December 31, 2025, are as follows (in thousands):

Purchase obligations	As of December 31, 2025
2026	$24,564
2027	23,473
2028	22,791
2029	11,070
Thereafter	—
Total	$81,898